STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS AND AWARDS	Stock Options and Awards
First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. First Financial recorded share-based compensation expense within salaries and employee benefits on the Consolidated Statements of Income of $7.7 million, $8.0 million and $6.2 million for the years ended December 31, 2020, 2019 and 2018, respectively, related to stock options and restricted stock awards. Total unrecognized compensation cost related to non-vested share-based compensation was $9.1 million at December 31, 2020 and is expected to be recognized over a weighted average period of 1.92 years.

As of December 31, 2020, First Financial had two active stock-based compensation plans, the Amended and Restated 2012 Stock Plan and the 2020 Stock Plan. New awards may only be granted from the 2020 Stock Plan. At December 31, 2020, there were 4,311,365 shares available for issuance under the 2020 Stock Plan.

In April 2018, in conjunction with the MSFG merger, First Financial assumed existing MSFG stock options, which were converted into options to purchase 83,551 shares of First Financial common stock. The converted MSFG options remain subject to all of the terms and conditions of the plan and grant agreements under which the MSFG Stock Options were originally issued. The assumed options were exercisable at the time of the merger and remain outstanding for 10 years after the initial grant date with all options expiring at the end of the exercise period. At December 31, 2020, 27,451 options were outstanding under the Plan, all of which expire on or before February 3, 2024.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of stock options granted. In addition to the stock option strike price, the Black-Scholes valuation model incorporates the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding, and is based on historical trends. No new options were granted in 2020, 2019 or 2018.

Stock option activity for the year ended December 31, 2020, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	37,856	$9.54
Granted	0	0.00
Exercised	(10,405)	6.92
Forfeited or expired	0	0.00
Outstanding at end of year	27,451	$10.53	2.53 years	$192
Exercisable at end of year	27,451	$10.53	2.53 years	$192

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2020	2019	2018
Total intrinsic value of options exercised	$86	$462	$734
Cash received from exercises	$72	$90	$284
Tax benefit from exercises	$1,776	$1,844	$1,439
Restricted stock awards are recorded at fair value as of the grant date as a component of shareholders' equity and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors may require a service period to be met, and certain awards may also require performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2020		2019		2018
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	530,569	$27.19	462,446	$26.39	468,372	$21.63
Granted	503,311	18.62	395,023	26.55	303,930	28.94
Vested	(233,828)	26.07	(295,633)	24.94	(267,031)	20.94
Forfeited	(36,769)	23.79	(31,267)	28.63	(42,825)	26.38
Nonvested at end of year	763,283	$22.04	530,569	$27.19	462,446	$26.39

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The fair value of restricted stock vested during 2020, 2019 and 2018 was $6.1 million, $7.4 million and $5.6 million, respectively.